Document and Entity Information	Apr. 06, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 06, 2017
Registrant Name	American Funds Emerging Markets Bond Fund
Central Index Key	0001660935
Amendment Flag	false
Document Creation Date	Apr. 06, 2017
Document Effective Date	Apr. 06, 2017
Prospectus Date	Apr. 07, 2017
American Funds Emerging Markets Bond Fund SM | Class 529-A
Prospectus:
Trading Symbol	CBNAX
American Funds Emerging Markets Bond Fund SM | Class F-2
Prospectus:
Trading Symbol	EBNFX
American Funds Emerging Markets Bond Fund SM | Class R-1
Prospectus:
Trading Symbol	REGAX
American Funds Emerging Markets Bond Fund SM | Class R-2
Prospectus:
Trading Symbol	REGBX
American Funds Emerging Markets Bond Fund SM | Class R-2E
Prospectus:
Trading Symbol	REGHX
American Funds Emerging Markets Bond Fund SM | Class R-3
Prospectus:
Trading Symbol	REGCX
American Funds Emerging Markets Bond Fund SM | Class R-4
Prospectus:
Trading Symbol	REGEX
American Funds Emerging Markets Bond Fund SM | Class R-5
Prospectus:
Trading Symbol	REGFX
American Funds Emerging Markets Bond Fund SM | Class R-5E
Prospectus:
Trading Symbol	REGJX
American Funds Emerging Markets Bond Fund SM | Class R-6
Prospectus:
Trading Symbol	REGGX
American Funds Emerging Markets Bond Fund SM | Class 529-B
Prospectus:
Trading Symbol	CBNBX
American Funds Emerging Markets Bond Fund SM | Class 529-C
Prospectus:
Trading Symbol	CBNCX
American Funds Emerging Markets Bond Fund SM | Class 529-E
Prospectus:
Trading Symbol	CBNEX
American Funds Emerging Markets Bond Fund SM | Class 529-F-1
Prospectus:
Trading Symbol	CBNFX
American Funds Emerging Markets Bond Fund SM | Class A
Prospectus:
Trading Symbol	EBNAX
American Funds Emerging Markets Bond Fund SM | Class B
Prospectus:
Trading Symbol	EBNBX
American Funds Emerging Markets Bond Fund SM | Class C
Prospectus:
Trading Symbol	EBNCX
American Funds Emerging Markets Bond Fund SM | Class F-1
Prospectus:
Trading Symbol	EBNEX
American Funds Emerging Markets Bond Fund SM | Class F-3
Prospectus:
Trading Symbol	EBNGX
American Funds Emerging Markets Bond Fund SM | Class 529-T
Prospectus:
Trading Symbol	TMEBX
American Funds Emerging Markets Bond Fund SM | Class T
Prospectus:
Trading Symbol	TEBMX